Investment in Affiliated Company, Net (Details narrative) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 27, 2019	May 31, 2019	Dec. 31, 2019
Stock issued during the period, shares		125,000
Ownership percentage, description			Affiliated company is company held to the extent of 20% or more (which are not subsidiary), or company less than 20% held, which the Company can exercise significant influence over operating and financial policy of the affiliate.
Expenses related to investment			$ 1,345,180
Expenses related to option transaction			$ 1,173,000
Joint Venture Agreement [Member]
Ownership percentage, description	On February 27, 2019 (the "Effective Date"), following execution of the Convertible bridge loan transactions (see also Note 7), the Company signed a Definitive Joint Venture Agreement (the "Joint Venture Agreement") and closed the Joint Venture Transaction, pursuant to which the Company issued 19.99% of its outstanding ordinary shares to Amarantus Bioscience Holdings, Inc. ("Amarantus"), a biotechnology holding company, in exchange for 19.99% of Breakthrough Diagnostics, Inc., a wholly-owned subsidiary of Amarantus ("Breakthrough"), and Amarantus assigned to Breakthrough exclusive license to develop and commercialize the LymPro Test®, an immune-based neurodiagnostic blood test for the detection of Alzheimer's disease (the "License"). This share transaction was consummated at February 27, 2019 (the "Closing Date") Following the Closing Date, the Company issued to Amarantus 17,986,999 ordinary shares (the "Equity Consideration"). In addition, Amarantus granted the Company an exclusive option, in effect for 60-days from the Closing Date (the "Expiration Date"), to acquire the remaining 80.01% of Breakthrough Diagnostics in exchange for an additional 30.01% of the Company's outstanding shares (the "Option Transaction"). Upon exercise of the Option Transaction, the Company would own 100% of the Subsidiary and Amarantus would own 49.99% of the Company. The Company is required to notify Amarantus in writing of its intention to exercise the Option, and the closing of the Option transaction shall take place within fourteen days of Amarantus' receipt of such notice.
Residual amount	$ 1,345,180
Fair value of equity consideration	2,518,180
Fair value of option transaction	$ 1,173,000
Joint Venture Agreement [Member] | Amarantus Bioscience Holdings, Inc. [Member]
Ownership percentage	19.99%
Stock issued during the period, shares	17,986,999
Joint Venture Agreement [Member] | Breakthrough Diagnostics, Inc. [Member]
Ownership percentage	19.99%
Remaining ownership percentage	80.01%